Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2022	1,755,664
Balance at Dec. 31, 2022	$ 1,756	$ 104,995,301	$ (78,397,023)	$ 26,600,034
Issuance of common stock upon warrant exercise (in shares)	197,467
Issuance of common stock upon warrant exercise	$ 197	4,062,245	0	$ 4,062,442
Issuance of common stock for services (in shares)	24,021			24,021
Issuance of common stock for services	$ 24	212,476	0	$ 212,500
Stock option expense	0	855,124		855,124
Net loss for the year ended	$ 0		(25,966,762)	(25,966,762)
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	110,125,146	(104,363,785)	5,763,338
Issuance of common stock upon warrant exercise (in shares)	3,608,568
Issuance of common stock upon warrant exercise	$ 3,608	2,363,525		$ 2,367,133
Issuance of common stock for services (in shares)	6,703			6,703
Issuance of common stock for services	$ 7	37,493	0	$ 37,500
Stock option expense		474,477	0	474,477
Net loss for the year ended	$ 0		(24,992,296)	(24,992,296)
Sale of common stock and warrants for cash (in shares)	4,889,030
Sale of common stock and warrants for cash	$ 4,890	21,393,493	0	21,398,383
Fractional share roundup following reverse split (in shares)	55,422
Fractional share roundup following reverse split	$ 55	(55)	0	0
Balance (in shares) at Dec. 31, 2024	10,536,875
Balance at Dec. 31, 2024	$ 10,537	$ 134,394,079	$ (129,356,081)	$ 5,048,535